Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement, Recognized Amount [Abstract]
Summary of Stock Units	A summary of stock units as of December 31, 2024 and changes during the year are presented below.

Stock units	Number of stock units (in thousands)	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2024	4,015
Granted	1,556
Vested	(1,734)
Forfeited	(231)
Outstanding at December 31, 2024	3,606	1.34	$160,592
Vested and expected to vest at December 31, 2024	3,317	1.29	$147,700

Compensation Expense	Share-based compensation expense before income taxes for the years ended December 31, 2024, 2023 and 2022 totaled approximately $43.6 million, $47.1 million and $49.5 million, respectively, as shown in the table below.

(in thousands)	2024	2023	2022

Cost of sales	$4,317	$3,296	$2,577
Research and development	6,691	7,484	6,504
Sales and marketing	12,122	14,495	16,076
General and administrative	20,497	21,825	24,350
Share-based compensation expense	43,627	47,100	49,507
Less: Income tax benefit(1)	10,394	11,035	10,703
Share-based compensation expense, after tax	$33,233	$36,065	$38,804
(1)Does not include the excess tax benefit realized for the tax deductions of the share-based payment arrangements which totaled $1.3 million and $2.7 million for the years ended December 31, 2023 and 2022, respectively. There was no excess tax benefit realized for the year ended December 31,
2024.